Inventories	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories [text block]
8 INVENTORIES

	09/30/2025	12/31/2024
Finished goods
Pulp
Domestic	802,892	801,623
Foreign	2,049,974	1,510,985
Paper
Domestic	707,612	561,409
Foreign	478,441	362,027
Work in process	147,446	135,380
Raw materials
Wood	2,297,789	2,287,406
Operating supplies and packaging	1,100,597	1,098,894
Spare parts and other	1,475,399	1,302,534

(-) Expected losses	(104,209)	(97,934)
	8,955,941	7,962,324
8.1 Roll-forward of expected losses

	09/30/2025	12/31/2024
Opening balance	(97,934)	(95,053)
Additions	(30,683)	(83,705)
Reversals	6,652	6,352
Write-offs	17,756	74,472
Closing balance	(104,209)	(97,934)
On September 30, 2025 and 2024, there were no inventory items pledged as collateral.